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LIBERTY
COLONIAL * CRABBE HUSON * NEWPORT * STEIN ROE ADVISOR


October 28, 1999

VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:       LIBERTY FUNDS TRUST VI (THE "TRUST")
               NEWPORT ASIA PACIFIC FUND
               COLONIAL SMALL CAP VALUE FUND (THE "FUNDS")
          FILE NOS. 33-45117 & 811-6529

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the Prospectuses and Statements of Additional Information dated November 1, 1999 for the Funds do not differ from that contained in Post-Effective Amendment No. 19 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on October 18, 1999.

Very truly yours,

LIBERTY FUNDS TRUST VI


By: Suzan M. Barron
      Assistant Secretary

cc:        M. Muller (Ropes)(5)
           J. Sinclair
           Blue Sky
           J. Terrazino (Stein Roe)
           J. DiMaria (PWC)
           C. Legallet (Newport)
           D. Smith (Newport)
           D. Young(2)
           J. Haynie
           M. Rega

S:\FUNDS\TRUSTVI\NAPF\497(j).doc

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